Federated Hermes Intermediate Municipal Fund
Portfolio of Investments
August 31, 2022 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—95.9%
		Alabama—2.9%
$1,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2017A), 5.000%, 10/1/2026	$1,070,038
675,000		Birmingham, AL Waterworks Board, Senior Revenue Refunding Bonds (Series 2016-B), (United States Treasury PRF 1/1/2028@100), 5.000%, 1/1/2039	757,557
500,000	[1]	Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2022B-2) FRNs, (Goldman Sachs Group, Inc. GTD), 2.440% (SIFMA 7-day +0.650%), Mandatory Tender 10/1/2027	500,443
500,000		Lower Alabama Gas District, Gas Project Revenue Bonds Project No. 2 (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2031	535,592
935,000		Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2024	942,459
		TOTAL	3,806,089
		Alaska—1.0%
1,165,000		Alaska State Housing Finance Corp., State Capital Project Bonds II (Series 2015C), (United States Treasury PRF 12/1/2025@100), 5.000%, 6/1/2029	1,255,663
		Arizona—3.5%
590,000		Arizona Board of Regents (University of Arizona), System Revenue and Revenue Refunding Bonds (Series 2016A), 4.000%, 6/1/2027	619,598
500,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, 2.040% (SIFMA 7-day +0.250%), Mandatory Tender 11/4/2026	494,649
1,000,000		Arizona State University, Revenue Bonds (Series 2019B), 5.000%, 7/1/2037	1,100,678
1,000,000		Glendale, AZ, Subordinate Excise Tax Revenue Refunding Obligations (Series 2017), 5.000%, 7/1/2028	1,108,528
1,000,000		Phoenix, AZ, GO Refunding Bonds (Series 2022), 5.000%, 7/1/2033	1,171,004
		TOTAL	4,494,457
		California—5.9%
1,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 3.040% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,009,079
1,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-85 Senior Living Revenue Refunding Bonds (Series B-1), 3.125%, 5/15/2029	909,214
1,500,000		California State, UT GO Various Purpose Refunding Bonds (Series 2021), 4.000%, 10/1/2041	1,509,103
330,000		California State, Various Purpose GO Bonds (Series 2020-1), 5.000%, 11/1/2024	348,418
1,000,000		California State, Various Purpose UT GO Refunding Bonds, 5.000%, 8/1/2031	1,047,319
1,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2022C), 5.000%, 5/15/2028	1,090,386
1,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2021A), 5.000%, 5/1/2031	1,102,693
500,000		San Francisco, CA City and County, GO Refunding Bonds (Series 2022-R1), 5.000%, 6/15/2032	598,681
		TOTAL	7,614,893
		Colorado—3.2%
750,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2018A), 5.000%, 12/1/2033	798,762
1,000,000		Denver, CO City & County School District #1, General Obligation Bonds (Series 2017), 5.000%, 12/1/2024	1,057,884
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2027	529,172
270,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2026	293,855
295,000		Regional Transportation District, CO (Denver Transit Partners Eagle P3 Project), Private Activity Bonds (Series 2020A), 5.000%, 7/15/2026	310,494
700,000		Regional Transportation District, CO (Denver Transit Partners Eagle P3 Project), Private Activity Bonds (Series 2020A), 5.000%, 7/15/2032	752,041
500,000		University of Colorado (The Regents of), University Enterprise Revenue Refunding Bonds (Series 2021C-3B) TOBs, 2.000%, Mandatory Tender 10/15/2026	479,871
		TOTAL	4,222,079

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—2.7%
$750,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2033	$832,869
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2029	1,141,044
300,000		Connecticut State Health & Educational Facilities (Nuvance Health), Revenue Bonds (Series 2019A), 4.000%, 7/1/2034	284,239
1,250,000		Connecticut State, UT GO Bonds (Series 2022B), 4.000%, 1/15/2038	1,249,650
		TOTAL	3,507,802
		Delaware—0.7%
1,000,000		Delaware Economic Development Authority (NRG Energy, Inc.), Exempt Facility Refunding Revenue Bonds (Series 2020A) TOBs, 1.250%, Mandatory Tender 10/1/2025	929,064
		District of Columbia—1.7%
550,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2036	560,673
1,000,000		District of Columbia (Georgetown University), University Refunding Revenue Bonds (Series 2017), 5.000%, 4/1/2030	1,082,382
500,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2030	543,407
		TOTAL	2,186,462
		Florida—3.8%
500,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2028	507,197
470,000		Broward County, FL Port Facilities, Revenue Bonds (Series 2022), (Assured Guaranty Municipal Corp. INS), 5.000%, 9/1/2037	500,888
330,000		Broward County, FL Port Facilities, Revenue Refunding Bonds (Series 2011A), (Assured Guaranty Municipal Corp. INS), 5.000%, 9/1/2024	330,618
500,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds TEMPS-80 (Series 2022B-1), 3.750%, 10/1/2027	486,665
750,000		Miami Beach, FL Resort Tax, Revenue Bonds (Series 2015), 5.000%, 9/1/2028	800,082
1,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2016A), 5.000%, 10/1/2028	1,075,494
195,000		St. Johns County, FL IDA (Vicar's Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2030	180,389
1,000,000		Volusia County, FL Education Facility Authority (Embry-Riddle Aeronautical University, Inc.), Revenue Bonds (Series 2015B), 5.000%, 10/15/2029	1,042,952
		TOTAL	4,924,285
		Georgia—3.8%
1,000,000		Atlanta, GA (Atlanta, GA Department of Aviation), General Revenue Bonds (Series 2022B), 5.000%, 7/1/2036	1,083,706
500,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2025	533,358
300,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994) TOBs, 2.150%, Mandatory Tender 6/13/2024	292,723
1,000,000		Georgia State, UT GO Refunding Bonds (Series 2017C), 5.000%, 7/1/2025	1,072,547
750,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C) TOBs, (Citigroup, Inc. GTD), 4.000%, Mandatory Tender 12/1/2028	747,780
750,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2022B) TOBs, (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 6/1/2029	787,441
500,000		Rockdale County, GA Development Authority (Pratt Paper, LLC), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	480,003
		TOTAL	4,997,558
		Illinois—4.5%
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2000), 5.000%, 11/1/2030	1,054,269
500,000		Illinois Finance Authority (Memorial Health System, IL), Revenue Bonds (Series 2019), 5.000%, 4/1/2034	535,790
125,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2021B) FRNs, 2.490% (SIFMA 7-day +0.700%), Mandatory Tender 5/1/2026	121,057
750,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2018A), 5.000%, 1/1/2031	845,135
450,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	480,299
550,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	582,887
100,000		Illinois State, UT GO Bonds (Series 2020B), (Original Issue Yield: 5.650%), 5.500%, 5/1/2030	111,840
1,000,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), 5.000%, 6/1/2028	1,072,839

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$1,000,000		Sales Tax Securitization Corp., IL, Sales Tax Revenue Bonds (Series 2017A), 5.000%, 1/1/2029	$1,095,007
		TOTAL	5,899,123
		Indiana—3.3%
1,000,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2016A), 5.000%, 1/1/2033	1,072,416
480,000	[1]	Indiana State Finance Authority (Deaconess Health System), Revenue Bonds (Series 2021B) FRNs, 2.090% (SIFMA 7-day +0.300%), Mandatory Tender 3/1/2027	466,966
1,000,000		Indianapolis, IN Gas Utility Distribution System (Citizens Energy Group), Second Lien Revenue Refunding Bonds (Series 2017A), 5.000%, 8/15/2027	1,116,480
1,000,000		Indianapolis, IN Water System Revenue, First Lien Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2030	1,124,180
500,000		Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2016A) TOBs, 5.000%, Mandatory Tender 3/1/2023	504,997
		TOTAL	4,285,039
		Iowa—0.4%
485,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022) TOBs, 5.000%, Mandatory Tender 12/1/2042	496,294
		Kentucky—1.6%
500,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2019C) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 2/1/2028	499,422
1,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2020A) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 6/1/2026	1,007,108
350,000	[1]	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 2.728% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	328,766
250,000		Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A) TOBs, 1.300%, Mandatory Tender 9/1/2027	209,555
		TOTAL	2,044,851
		Louisiana—0.9%
1,000,000		New Orleans, LA Aviation Board (New Orleans, LA International Airport), General Airport Revenue Bonds North Terminal Project (Series 2015A), 5.000%, 1/1/2025	1,052,039
115,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-1) TOBs, 2.125%, Mandatory Tender 7/1/2024	113,420
		TOTAL	1,165,459
		Maryland—2.7%
500,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2034	552,940
1,245,000		Howard County, MD, UT GO Metropolitan District Project and Refunding Bonds (Series 2011B), 4.000%, 8/15/2038	1,274,685
1,500,000		Maryland State, UT GO State and Local Facilities Loan (First Series 2022A), 5.000%, 6/1/2036	1,749,052
		TOTAL	3,576,677
		Massachusetts—2.4%
1,000,000		Commonwealth of Massachusetts, Special Obligation Refunding Notes (Series 2010B), (Assured Guaranty Municipal Corp. GTD), 5.250%, 8/1/2028	1,152,668
1,215,000		Massachusetts Bay Transportation Authority, Senior Sales Tax Bonds (Series 2007A-1), 5.250%, 7/1/2034	1,462,916
400,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2017S), 5.000%, 7/1/2028	447,358
60,000		Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds (Series 171), 4.000%, 12/1/2044	60,157
		TOTAL	3,123,099
		Michigan—1.6%
500,000		Detroit, MI, UT GO Bonds (Series 2020), 5.000%, 4/1/2029	536,752
500,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2029	521,674
500,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-2), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2025	522,772
500,000		Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Series 2008C), 5.000%, 12/1/2030	550,708
		TOTAL	2,131,906
		Mississippi—0.4%
500,000		Mississippi State University, Revenue Refunding Bonds (Series 2017A), 4.000%, 8/1/2034	513,607

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nebraska—0.4%
$500,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2029	$537,678
		New Hampshire—0.2%
290,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2031	280,592
		New Jersey—2.6%
500,000		New Jersey EDA (Goethals Bridge Replacement Project), Tax-Exempt Private Activity Bonds (Series 2013), 5.250%, 1/1/2025	514,264
650,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2028	710,113
500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	540,518
500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2019A), 5.000%, 12/15/2028	548,309
1,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2030	1,066,597
		TOTAL	3,379,801
		New York—8.2%
500,000		Hudson Yards Infrastructure Corp. NY, Second Indenture Revenue Bonds (Series 2017A), 5.000%, 2/15/2039	533,305
575,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020B) TOBs, 0.850%, Mandatory Tender 9/1/2025	522,538
500,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2021B) TOBs, 1.500%, Mandatory Tender 9/1/2026	458,324
560,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017B), 5.000%, 11/15/2024	585,017
510,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017C-1), 5.000%, 11/15/2027	550,364
500,000		New York City, NY IDA (Queens Baseball Stadium), PILOT Refunding Bonds (Series 2021A), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2029	551,056
500,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-1), 5.000%, 7/15/2037	540,878
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2022F-1), 5.000%, 2/1/2040	1,098,275
500,000		New York City, NY, UT GO Bonds (Fiscal Series 2020B-1), 5.000%, 10/1/2032	558,869
1,000,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2022A), 4.000%, 3/15/2034	1,020,800
500,000		New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018A), 5.000%, 3/15/2033	548,313
500,000		New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018C), 5.000%, 3/15/2038	537,922
250,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water (New York City, NY Municipal Water Finance Authority), Subordinated SRF Bonds Second Resolution (Series 2020A), 5.000%, 6/15/2035	279,689
1,000,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2016A), 5.000%, 1/1/2031	1,064,868
335,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 3.000%, 8/1/2031	311,901
410,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2025	428,071
500,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2028	547,041
500,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2018C), 5.000%, 11/15/2035	547,211
		TOTAL	10,684,442
		North Carolina—2.2%
1,000,000		North Carolina State, Limited Obligation Refunding Bonds (Series 2017B), 5.000%, 5/1/2025	1,068,451
1,820,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019B) FRNs, 2.184% (SOFR x 0.67 +0.650%), Mandatory Tender 6/1/2025	1,822,692
		TOTAL	2,891,143

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—3.8%
$500,000		American Municipal Power-Ohio, Inc. (AMP Fremont Energy), Revenue Refunding Bonds (Series 2021A), 5.000%, 2/15/2033	$568,507
1,000,000		Columbus, OH, UT GO Bonds (Series 2019A), 5.000%, 4/1/2034	1,126,787
1,000,000		Montgomery County, OH Hospital Authority (Kettering Health Network Obligated Group), Hospital Facilities Improvement and Refunding Revenue Bonds (Series 2021), 5.000%, 8/1/2027	1,086,664
500,000		Ohio State Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Bonds (Series 2007B) TOBs, 2.500%, Mandatory Tender 10/1/2029	453,820
570,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	624,523
1,000,000		Ohio State University, Unrefunded (Series 2010D), 5.000%, 12/1/2029	1,150,895
		TOTAL	5,011,196
		Oklahoma—0.7%
915,000		Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Series 2012A), (GNMA Collateralized Home Mortgage Program INS), 5.000%, 9/1/2027	915,531
		Oregon—0.4%
500,000		Portland, OR Sewer System, Second Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 3/1/2031	574,812
		Pennsylvania—8.0%
500,000	[1]	Allegheny County, PA Higher Education Building Authority (Carnegie Mellon University), Revenue Bonds (Series 2022A) FRNs, 1.886% (SOFR x 0.70 +0.290%), Mandatory Tender 8/1/2027	482,902
500,000		Bucks County, PA IDA (Pennswood Village), Revenue Bonds (Series 2018A), 5.000%, 10/1/2030	526,266
1,000,000		Commonwealth of Pennsylvania, First Refunding UT GO Bonds (Series 2017), 5.000%, 2/1/2026	1,082,302
750,000		Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2020A), 5.000%, 4/1/2035	809,754
825,000		Luzerne County, PA, UT GO Guaranteed Bonds (Series 2017A), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/15/2029	918,871
1,275,000		Monroeville, PA Finance Authority (UPMC Health System), Revenue Bonds (Series 2012), 5.000%, 2/15/2027	1,392,738
425,000		Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2022	427,644
600,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 0.580%, Mandatory Tender 8/1/2024	565,714
1,000,000		Pennsylvania State University, Refunding Bonds (Series 2016B), 5.000%, 9/1/2026	1,097,108
1,000,000		Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2034	1,048,493
1,000,000		Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2020A), 4.000%, 7/1/2040	961,550
1,000,000		Philadelphia, PA Authority for Industrial Development (Temple University), Revenue Bonds (Second Series 2016), 5.000%, 4/1/2031	1,049,216
		TOTAL	10,362,558
		Puerto Rico—1.6%
2,043,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2A), 4.550%, 7/1/2040	2,037,879
		Rhode Island—0.8%
950,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2024	983,465
		South Carolina—1.5%
455,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2021A), 4.000%, 1/1/2025	468,572
1,000,000		South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2029	1,094,450
300,000		South Carolina State Public Service Authority (Santee Cooper), Revenue Refunding and Improvement Bonds (Series 2020A), 5.000%, 12/1/2031	329,608
		TOTAL	1,892,630
		Tennessee—1.2%
700,000		Metropolitan Government Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	785,757
750,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 7/1/2031	797,623
		TOTAL	1,583,380

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—9.1%
$500,000		Austin, TX (Austin, TX Water and Wastewater System), Water and Wastewater System Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2026	$550,863
750,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.000%, 11/15/2027	780,146
500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2021B), 5.000%, 1/1/2030	552,535
180,000		Central Texas Regional Mobility Authority, Subordinate Lien Revenue BAN (Series 2021C), 5.000%, 1/1/2027	190,858
255,000		Central Texas Regional Mobility Authority, Subordinate Lien Revenue Bond Anticipation Notes (Series 2020F), 5.000%, 1/1/2025	263,869
500,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2032	500,641
700,000		Dallas, TX, GO Refunding Bonds (Series 2019B), 5.000%, 2/15/2027	771,736
1,000,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2022B), 5.000%, 11/1/2037	1,112,955
750,000		Grand Parkway Transportation Corp., TX, Bond Anticipation Notes (Series 2018), 5.000%, 2/1/2023	757,257
500,000		Lake Dallas, TX Independent School District, Unlimited Tax Refunding Bonds (Series 2016), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2035	532,180
200,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), Pollution Control Revenue Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	181,216
1,000,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	1,083,079
1,000,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2017), 5.000%, 2/1/2031	1,090,885
1,000,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2030	1,067,329
100,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2030	100,567
1,000,000		Texas State, UT GO Water Financial Assistance Bonds (Series 2022A), 5.000%, 8/1/2036	1,143,985
1,000,000		Trinity River Authority Texas Regional Wastewater System, Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2026	1,095,186
		TOTAL	11,775,287
		Virgin Islands—0.2%
250,000		Matching Fund Special Purpose Securitization Corporation, VI, Matching Fund Securitization Bonds (Series 2022A), 5.000%, 10/1/2032	263,055
		Virginia—0.9%
1,000,000		Loudoun County, VA, UT GO Public Improvement Bonds (Series 2022A), 4.000%, 12/1/2036	1,048,168
130,000		Virginia Small Business Financing Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2018) TOBs, 5.000%, Mandatory Tender 7/1/2038	129,288
		TOTAL	1,177,456
		Washington—3.7%
1,000,000		Central Puget Sound, WA Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Improvement and Refunding Bonds (Series 2021S-1), 5.000%, 11/1/2026	1,102,521
860,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2014-C), 5.000%, 7/1/2028	898,854
785,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2032	733,191
1,000,000		Washington State, UT GO Bonds (Series 2021C), 4.000%, 8/1/2035	1,039,270
1,000,000		Washington State, UT GO Various Purpose Refunding Bonds (Series R-2022C), 4.000%, 7/1/2028	1,080,551
		TOTAL	4,854,387
		Wisconsin—3.2%
1,000,000	[1]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health), Revenue Bonds (Series 2018C) FRNs, 1.970% (SIFMA 7-day +0.180%), Mandatory Tender 7/1/2026	973,029
1,000,000		Wisconsin State, UT GO Bonds (Series 2019B), 4.000%, 5/1/2029	1,065,413
2,075,000	[1]	Wisconsin State, UT GO Bonds (Series 2022A) FRNs, 2.090% (SIFMA 7-day +0.420%), 5/1/2025	2,073,684
		TOTAL	4,112,126
		Wyoming—0.2%
250,000		Laramie County, WY (Cheyenne Regional Medical Center), Hospital Revenue Refunding Bonds (Series 2021), 4.000%, 5/1/2029	263,837
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $128,674,118)	124,755,662

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—3.1%
		Kentucky—0.9%
$900,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series B) Daily VRDNs, (United Parcel Service, Inc. GTD), 1.230%, 9/1/2022	$900,000
300,000		Louisville, KY Regional Airport Authority (BT-OH LLC), (Series 2006A) Daily VRDNs, (United Parcel Service, Inc. GTD), 1.120%, 9/1/2022	300,000
		TOTAL	1,200,000
		Michigan—0.9%
1,150,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 1.130%, 9/1/2022	1,150,000
		Multi State—0.7%
900,000		Nuveen Municipal Credit Income Fund, PUTTERs 3a-7 (Series 5039) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.850%, 9/1/2022	900,000
		New York—0.3%
400,000		New York City, NY Transitional Finance Authority, (Subseries E-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.050%, 9/1/2022	400,000
		Ohio—0.1%
100,000		Allen County, OH (Bon Secours Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 1.120%, 9/1/2022	100,000
100,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank plc LIQ), 1.080%, 9/1/2022	100,000
		TOTAL	200,000
		Texas—0.2%
200,000		Gulf Coast, TX Waste Disposal Authority (Exxon Capital Ventures, Inc.), (Series 2002) Daily VRDNs, (Exxon Mobil Corp. GTD), 1.050%, 9/1/2022	200,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $4,050,000)	4,050,000
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $132,724,118)	128,805,662
		OTHER ASSETS AND LIABILITIES - NET—1.0%[3]	1,246,732
		TOTAL NET ASSETS—100%	$130,052,394
Securities that are subject to the federal alternative minimum tax (AMT) represent 10.5% of the Fund's portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2022, these restricted securities amounted to $1,642,405, which represented 1.3% of total net assets.
Additional information on restricted securities held at August 31, 2022, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-85 Senior Living Revenue Refunding Bonds (Series B-1), 3.125%, 5/15/2029	5/27/2021	$1,000,000	$909,214
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2032	1/14/2021	$836,796	$733,191
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed

IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes